OPERATING LEASES	9 Months Ended
Dec. 31, 2017
OPERATING LEASES
OPERATING LEASES

(21)    OPERATING LEASES

Minimum rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Lease

	March 31, 2017	December 31, 2017
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(13,812,837)	(15,149,677)

	39,236,376	37,899,536

Rentals under Operating Lease

Future minimum rental income under non-cancelable operating lease as of December 31, 2017 are:

Minimum
Rentals Amount
RMB
Year ended December 31:
2018	5,923,779
2019	6,186,422
2020	2,066,707
2021	—
2022	—

14,176,908